UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06652

Exact name of registrant as specified in charter:

Aberdeen Investment Funds

Address of principal executive offices:

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Name and address of agent for service:

Ms. Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

With Copies to:

Jay G. Baris, Esquire

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

Registrant’s telephone number, including area code: 866-667-9231

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. The schedule of investments for the three-month period ended January 31, 2018 is filed herewith.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.3%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd.(a)	18,500	$2,175,218

BRAZIL (1.1%)
Energy (1.1%)
Ultrapar Participacoes SA, ADR	89,600	2,293,760

CANADA (2.6%)
Industrials (1.1%)
Ritchie Bros Auctioneers, Inc.	69,000	2,244,463

Materials (1.5%)
Nutrien Ltd.(b)	62,640	3,277,142

		5,521,605

CHINA (1.0%)
Consumer Discretionary (1.0%)
Yum China Holdings, Inc.	47,700	2,212,803

FRANCE (1.6%)
Consumer Staples (1.6%)
L’Oreal SA(a)	14,900	3,386,089

GERMANY (6.2%)
Health Care (4.6%)
Bayer AG(a)	32,500	4,258,712
Fresenius Medical Care AG & Co. KGaA(a)	49,100	5,659,356

		9,918,068

Materials (1.6%)
Linde AG(b)	13,500	3,295,197

		13,213,265

HONG KONG (7.6%)
Financials (3.2%)
AIA Group Ltd.(a)	804,600	6,872,490

Industrials (3.5%)
Jardine Matheson Holdings Ltd.(a)	84,600	5,370,043
MTR Corp. Ltd.(a)	382,200	2,185,832

		7,555,875

Real Estate (0.9%)
Swire Pacific Ltd., Class A(a)	201,000	2,006,190

		16,434,555

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

INDIA (1.2%)
Financials (1.2%)
HDFC Bank Ltd., ADR	23,700	$2,573,583

ISRAEL (2.6%)
Information Technology (2.6%)
Check Point Software Technologies Ltd.(b)	53,400	5,522,094

ITALY (1.0%)
Energy (1.0%)
Tenaris SA, ADR	63,600	2,226,000

JAPAN (14.8%)
Consumer Discretionary (1.0%)
Shimano, Inc.(a)	15,400	2,207,411

Consumer Staples (2.6%)
Japan Tobacco, Inc.(a)	166,100	5,504,517

Financials (1.5%)
Japan Exchange Group, Inc.(a)	183,500	3,313,589

Health Care Equipment and Supplies (1.9%)
Sysmex Corp.(a)	51,800	4,077,571

Industrials (1.5%)
FANUC Corp.(a)	12,000	3,257,021

Information Technology (2.0%)
Keyence Corp.(a)	7,200	4,399,973

Materials (2.5%)
Shin-Etsu Chemical Co. Ltd.(a)	46,700	5,343,219

Real Estate (1.8%)
Daito Trust Construction Co. Ltd.(a)	21,600	3,785,700

		31,889,001

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(b)(c)(d)	1,424,182	—

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR	57,700	5,628,060

NETHERLANDS (2.6%)
Energy (2.6%)
Royal Dutch Shell PLC, B Shares(a)	154,900	5,494,686

PHILIPPINES (1.0%)
Real Estate (1.0%)
Ayala Land, Inc.	2,467,900	2,128,744

REPUBLIC OF SOUTH KOREA (1.9%)
Consumer Staples (1.9%)
Amorepacific Group(a)	30,900	4,109,004

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

SINGAPORE (3.1%)
Financials (2.1%)
Oversea-Chinese Banking Corp. Ltd.(a)	447,329	$4,398,061

Telecommunication Services (1.0%)
Singapore Telecommunications Ltd.(a)	798,600	2,154,693

		6,552,754

SOUTH AFRICA (1.6%)
Telecommunication Services (1.6%)
MTN Group Ltd.(a)	302,800	3,352,963

SWEDEN (2.1%)
Industrials (2.1%)
Atlas Copco AB, A Shares(a)	97,900	4,591,289

SWITZERLAND (8.1%)
Consumer Staples (2.5%)
Nestle SA(a)	60,900	5,260,659

Health Care (5.6%)
Novartis AG(a)	72,500	6,543,637
Roche Holding AG(a)	22,400	5,534,459

		12,078,096

		17,338,755

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	885,000	7,743,048

THAILAND (2.0%)
Financials (2.0%)
Kasikornbank PCL(a)	597,000	4,399,894

UNITED KINGDOM (17.6%)
Consumer Discretionary (2.6%)
Whitbread PLC(a)	101,100	5,572,104

Consumer Staples (3.1%)
British American Tobacco PLC(a)	65,400	4,469,872
Diageo PLC(a)	63,000	2,267,518

		6,737,390

Financials (3.6%)
Prudential PLC(a)	161,600	4,374,523
Standard Chartered PLC(a)(b)	285,100	3,317,206

		7,691,729

Industrials (3.7%)
Experian PLC(a)	197,800	4,558,850
Rolls-Royce Holdings PLC(a)	271,200	3,365,202

		7,924,052

Materials (1.0%)
BHP Billiton PLC(a)	99,600	2,218,114

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

Telecommunication Services (3.6%)
Inmarsat PLC(a)	338,200	$2,229,185
Vodafone Group PLC(a)	1,740,400	5,548,105

		7,777,290

		37,920,679

UNITED STATES (2.4%)
Consumer Discretionary (2.4%)
Samsonite International SA(a)	1,200,500	5,202,451

VENEZUELA (0.0%)
Financials (0.0%)
Banco Venezolano de Credito SA(b)(c)(d)	156	—

Industrials (0.0%)
Cemex Venezuela SACA-I(b)(c)(d)	15,843,815	—

		—

Total Common Stocks		191,910,300

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (b)(c)(d)	49,500,000	—
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (b)(c)(d)	20,000,000	—

		—

Total Government Bonds		—

PREFERRED STOCKS (8.9%)
BRAZIL (2.6%)
Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	448,710	5,698,617

GERMANY (3.2%)
Consumer Staples (3.2%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	48,600	6,796,456

REPUBLIC OF SOUTH KOREA (3.1%)
Information Technology (3.1%)
Samsung Electronics Co. Ltd., Preferred Shares(a)	3,400	6,719,614

Total Preferred Stocks		19,214,687

SHORT-TERM INVESTMENT (0.3%)
UNITED STATES (0.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	593,073	593,073

Total Short-Term Investment		593,073

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund

Total Investments (Cost $214,235,606) —98.5%	211,718,060

Other Assets in Excess of Liabilities—1.5%	3,199,545

Net Assets—100.0%	$214,917,605

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2018.
(d)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (90.9%)
AUSTRALIA (1.1%)
Health Care (1.1%)
CSL Ltd.(a)	8,700	$1,022,940

BRAZIL (1.1%)
Energy (1.1%)
Ultrapar Participacoes SA, ADR	40,600	1,039,360

CANADA (2.8%)
Industrials (1.2%)
Ritchie Bros Auctioneers, Inc.	32,800	1,066,933

Materials (1.6%)
Nutrien Ltd.(b)	28,200	1,475,342

		2,542,275

CHINA (1.2%)
Consumer Discretionary (1.2%)
Yum China Holdings, Inc.	23,000	1,066,970

FRANCE (1.6%)
Consumer Staples (1.6%)
L’Oreal SA(a)	6,300	1,431,702

GERMANY (6.5%)
Health Care (4.9%)
Bayer AG(a)	14,200	1,860,730
Fresenius Medical Care AG & Co. KGaA(a)	22,600	2,604,917

		4,465,647

Materials (1.6%)
Linde AG(b)	6,100	1,488,941

		5,954,588

HONG KONG (7.6%)
Financials (3.0%)
AIA Group Ltd.(a)	325,000	2,775,987

Industrials (3.6%)
Jardine Matheson Holdings Ltd.(a)	37,400	2,373,991
MTR Corp. Ltd.(a)	160,500	917,912

		3,291,903

Real Estate (1.0%)
Swire Pacific Ltd., Class A(a)	91,000	908,275

		6,976,165

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

INDIA (1.2%)
Financials (1.2%)
HDFC Bank Ltd., ADR	10,200	$1,107,618

ISRAEL (2.5%)
Information Technology (2.5%)
Check Point Software Technologies Ltd.(b)	22,000	2,275,020

ITALY (1.1%)
Energy (1.1%)
Tenaris SA, ADR	28,100	983,500

JAPAN (15.0%)
Consumer Discretionary (1.1%)
Shimano, Inc.(a)	6,800	974,701

Consumer Staples (2.6%)
Japan Tobacco, Inc.(a)	70,500	2,336,354

Financials (1.5%)
Japan Exchange Group, Inc.(a)	78,500	1,417,530

Health Care Equipment and Supplies (2.0%)
Sysmex Corp.(a)	22,900	1,802,633

Industrials (1.5%)
FANUC Corp.(a)	5,200	1,411,376

Information Technology (1.9%)
Keyence Corp.(a)	2,900	1,772,211

Materials (2.7%)
Shin-Etsu Chemical Co. Ltd.(a)	21,800	2,494,265

Real Estate (1.7%)
Daito Trust Construction Co. Ltd.(a)	9,000	1,577,375

		13,786,445

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR	24,200	2,360,468

NETHERLANDS (2.7%)
Energy (2.7%)
Royal Dutch Shell PLC, B Shares(a)	69,000	2,447,601

PHILIPPINES (1.0%)
Real Estate (1.0%)
Ayala Land, Inc.	1,086,500	937,186

REPUBLIC OF SOUTH KOREA (1.9%)
Consumer Staples (1.9%)
Amorepacific Group(a)	13,100	1,742,005

SINGAPORE (3.2%)
Financials (2.2%)
Oversea-Chinese Banking Corp. Ltd.(a)	204,062	2,006,302

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

Telecommunication Services (1.0%)
Singapore Telecommunications Ltd.(a)	333,100	$898,733

		2,905,035

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd.(a)	123,000	1,362,003

SWEDEN (2.1%)
Industrials (2.1%)
Atlas Copco AB, A Shares(a)	41,200	1,932,187

SWITZERLAND (8.3%)
Consumer Staples (2.5%)
Nestle SA(a)	27,200	2,349,588

Health Care (5.8%)
Novartis AG(a)	33,000	2,978,483
Roche Holding AG(a)	9,400	2,322,497

		5,300,980

		7,650,568

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	378,000	3,307,200

THAILAND (2.1%)
Financials (2.1%)
Kasikornbank PCL(a)	258,700	1,906,621

UNITED KINGDOM (17.7%)
Consumer Discretionary (2.6%)
Whitbread PLC(a)	42,511	2,342,984

Consumer Staples (3.1%)
British American Tobacco PLC(a)	28,200	1,927,376
Diageo PLC(a)	26,400	950,198

		2,877,574

Financials (3.6%)
Prudential PLC(a)	68,200	1,846,179
Standard Chartered PLC(a)(b)	123,500	1,436,951

		3,283,130

Industrials (3.7%)
Experian PLC(a)	83,200	1,917,575
Rolls-Royce Holdings PLC(a)(b)	121,700	1,510,122

		3,427,697

Materials (1.0%)
BHP Billiton PLC(a)	42,000	935,349

Telecommunication Services (3.7%)
Inmarsat PLC(a)	145,000	955,742

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Select International Equity Fund II

Vodafone Group PLC(a)	755,900	$2,409,683

		3,365,425

		16,232,159

UNITED STATES (2.5%)
Consumer Discretionary (2.5%)
Samsonite International SA(a)	523,000	2,266,457

Total Common Stocks		83,236,073

PREFERRED STOCKS (9.4%)
BRAZIL (2.9%)
Financials (2.9%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	211,625	2,687,638

GERMANY (3.1%)
Consumer Staples (3.1%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	20,400	2,852,833

REPUBLIC OF SOUTH KOREA (3.4%)
Information Technology (3.4%)
Samsung Electronics Co. Ltd., Preferred Shares(a)	1,560	3,083,117

Total Preferred Stocks		8,623,588

SHORT-TERM INVESTMENT (1.0%)
UNITED STATES (1.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	940,828	940,828

Total Short-Term Investment		940,828

Total Investments (Cost $84,561,971)—101.3%		92,800,489

Liabilities in Excess of Other Assets—(1.3)%		(1,207,945)

Net Assets—100.0%		$91,592,544

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (10.7%)
CANADA (0.5%)
Golden Credit Card Trust, Series 2017-4A, Class A, 1-month LIBOR + 0.520%, (USD), 2.08%, 07/15/2024 (a)(b)	$1,418,000	$1,422,884

UNITED STATES (10.2%)
Ally Auto Receivables Trust, Series 2016-2, Class A3, (USD), 1.35%, 05/15/2020	756,860	754,364
American Express Credit Account Master Trust
Series 2014-1, Class A, (USD), 1-month LIBOR + 0.370%, 1.93%, 12/15/2021 (a)	2,627,000	2,637,244
Series 2017-1, Class A, (USD), 1.93%, 09/15/2022	1,282,000	1,270,561
Series 2017-6, Class A, (USD), 2.04%, 05/15/2023	1,192,000	1,177,826
BMW Vehicle Lease Trust, Series 2016-2, Class A3, (USD), 1.43%, 09/20/2019	758,000	754,224
Capital One Multi-Asset Execution Trust, Series 2017-A5, Class A5, 1-month LIBOR + 0.580%, (USD), 2.14%, 07/15/2027 (a)	1,729,000	1,747,435
Chase Issuance Trust
Series 2013-A9, Class A, (USD), 1-month LIBOR + 0.420%, 1.98%, 11/16/2020 (a)	2,243,000	2,249,505
Series 2016-A5, Class A5, (USD), 1.27%, 07/15/2021	1,136,000	1,119,948
Citibank Credit Card Issuance Trust
Series 2013-A4, Class A4, (USD), 1-month LIBOR + 0.420%, 1.98%, 07/24/2020 (a)	895,000	896,911
Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	1,234,000	1,244,726
CNH Equipment Trust
Series 2015-B, Class A4, (USD), 1.89%, 04/15/2022	1,300,000	1,294,481
Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	1,135,000	1,127,707
Discover Card Execution Note Trust
Series 2016-A4, Class A4, (USD), 1.39%, 03/15/2022	1,495,000	1,473,220
Series 2017-A2, Class A2 (USD), 2.39%, 07/15/2024	818,000	808,882
Ford Credit Auto Lease Trust, Series 2017-B, Class A4 (USD), 2.17%, 02/15/2021	371,000	368,825
Ford Credit Auto Owner Trust, Series 2018-1, Class A (USD), 3.19%, 07/15/2031 (b)	906,000	902,512
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1 (USD), 2.07%, 05/15/2022	1,012,000	1,001,697
GM Financial Automobile Leasing Trust, Series 2016-3, Class A3, (USD), 1.61%, 12/20/2019	861,000	857,366
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, (USD), 1.04%, 04/18/2019	727,647	726,311
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	1,490,000	1,472,959
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, (USD), 1.35%, 08/15/2019	1,535,000	1,529,290
SLM Student Loan Trust
Series 2011-1, Class A1, (USD), 1-month USD LIBOR + 0.520%, 2.08%, 03/25/2026 (a)	320,694	321,834
Series 2011-2, Class A1, (USD), 1-month USD LIBOR + 0.600%, 2.16%, 11/25/2027 (a)	726,793	731,421
Series 2013-2, Class A, (USD), 1-month USD LIBOR + 0.450%, 2.01%, 09/25/2043 (a)	552,553	553,568
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A, (USD), 2.37%, 03/15/2023	1,140,000	1,136,101
Series 2016-1, Class A (USD), 2.04%, 03/15/2022	1,408,000	1,405,669
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, (USD), 1.06%, 05/15/2019	450,601	449,813

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Volvo Financial Equipment LLC, Series 2016-1A, Class A3 (USD), 1.67%, 02/18/2020 (b)	$1,014,845	$1,012,785

		31,027,185

Total Asset-Backed Securities		32,450,069

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.4%)
UNITED STATES (8.4%)
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A (USD), 3.53%, 10/15/2034 (b)	1,331,000	1,353,094
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS (USD), 3.79%, 09/15/2050 (a)	1,448,000	1,452,558
Commercial Mortgage Trust
Series 2014-TWC, Class B, (USD), 1-month LIBOR + 1.600%, 3.15%, 02/13/2032 (a)(b)	960,000	963,592
Series 2015-DC1, Class ASB (USD), 3.14%, 02/10/2048	1,030,000	1,034,774
FREMF Mortgage Trust
Series 2012-K21, Class C, (USD), 3.94%, 07/25/2045 (a)(b)	1,026,583	1,017,619
Series 2012-K23, Class C, (USD), 3.66%, 10/25/2045 (a)(b)	461,000	451,834
GS Mortgage Securities Corp. II, Series 2017-375H, Class B, (USD), 3.48%, 09/10/2037 (a)(b)	1,213,000	1,195,520
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class B (USD), 3.31%, 06/05/2031 (b)	1,423,000	1,431,745
Series 2017-GPTX, Class A (USD), 2.86%, 05/10/2034 (b)	925,714	914,212
Series 2017-GPTX, Class C (USD), 3.30%, 05/10/2034 (b)	1,165,000	1,155,180
GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class B, 1-month LIBOR + 2.300%, (USD), 3.86%, 08/15/2032 (a)(b)	1,370,000	1,375,126
Hilton USA Trust, Series 2016-SFP, Class C, (USD), 4.12%, 11/05/2035 (b)	1,289,000	1,289,984
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class AS, (USD), 3.74%, 07/15/2050	920,800	932,390
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class AS (USD), 3.86%, 11/15/2052	1,085,625	1,099,462
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A (USD), 1-month LIBOR + 0.700%, 2.26%, 11/15/2034 (a)(b)	1,391,000	1,393,615
Series 2012-C4, Class A4 (USD), 3.24%, 03/15/2045	1,504,000	1,517,831
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B (USD), 4.39%, 01/05/2043 (a)(b)	490,000	463,359
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	960,000	836,867
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class ASB (USD), 3.40%, 06/15/2048	1,220,000	1,239,052
Series 2015-LC22, Class ASB (USD), 3.57%, 09/15/2058	1,300,000	1,328,522
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	1,556,000	1,536,499
WFRBS Commercial Mortgage Trust 2012-C9, Series 2012-C9, Class AS (USD), 3.39%, 11/15/2045	1,451,000	1,457,302

		25,440,137

Total Commercial Mortgage-Backed Securities		25,440,137

NON-AGENCY MORTGAGE-BACKED SECURITIES (10.6%)
UNITED STATES (10.6%)
Agate Bay Mortgage Trust
Series 2014-3, Class B2, (USD), 3.82%, 11/25/2044 (a)(b)	733,609	730,831
Series 2016-3, Class A5 (USD), 3.50%, 08/25/2046 (a)(b)	870,463	878,608
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	451,478	435,755

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Citigroup Mortgage Loan Trust
Series 2005-11, Class A3 (USD), 1-year CMT + 2.400%, 3.71%, 11/25/2035 (a)	$559,278	$558,967
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	397,417	413,728
Series 2015-PS1, Class A1 (USD), 3.75%, 09/25/2042 (a)(b)	649,440	657,071
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	970,685	971,292
CSMC Trust, Series 2014-WIN2, Class B1, (USD), 4.00%, 10/25/2044 (a)(b)	1,393,706	1,417,410
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	700,675	683,590
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.15%, 10/25/2047 (a)(b)	1,057,845	1,067,723
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	567,813	594,313
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.55%, 01/25/2036 (a)	587,890	549,230
JP Morgan Mortgage Trust
Series 15-6, Class A13 (USD), 3.50%, 10/25/2045 (a)(b)	931,344	922,540
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	726,214	719,421
Series 2005-A4, Class 3A1 (USD), 3.42%, 07/25/2035 (a)	388,825	395,328
Series 2005-A5, Class 2A2 (USD), 3.74%, 08/25/2035 (a)	762,699	788,075
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	672,578	693,174
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	533,471	531,471
Series 2013-1, Class B1 (USD), 3.49%, 03/25/2043 (a)(b)	930,021	936,523
Series 2014-IVR3, Class 3A1 (USD), 2.78%, 09/25/2044 (a)(b)	549,374	544,432
Series 2014-IVR6, Class AM (USD), 2.81%, 07/25/2044 (a)(b)	472,993	471,995
Series 2016-5, Class A1 (USD), 2.61%, 12/25/2046 (a)(b)	786,798	781,807
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	664,236	669,815
Series 2017-2, Class A5, (USD), 3.50%, 05/25/2047 (a)(b)	1,158,173	1,167,899
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (a)(b)	707,478	712,475
Series 2017-1A, Class A1, (USD), 4.00%, 02/25/2057 (a)(b)	1,359,919	1,388,920
Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	991,149	1,012,716
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	934,648	972,089
Sequoia Mortgage Trust
Series 2013-11, Class B3, (USD), 3.67%, 09/25/2043 (a)(b)	661,391	654,088
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (a)	449,583	427,999
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	882,950	840,009
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (a)	593,979	571,195
Series 2017-1, Class A4 (USD), 3.50%, 02/25/2047 (a)(b)	1,072,893	1,080,412
Series 2017-1, Class B2, (USD), 3.64%, 02/25/2047 (a)(b)	684,041	665,626
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	625,833	630,830
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	962,867	970,440
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10 (USD), 3.50%, 11/25/2046 (a)(b)	806,179	811,325
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	966,645	990,130
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 3.37%, 09/25/2037 (a)	594,144	591,916
Series 2007-4, Class 3A1 (USD), 3.46%, 09/25/2037 (a)	92,573	93,220
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 3.26%, 08/25/2035 (a)	726,511	730,984
Wells Fargo Mortgage Backed Securities Trust
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	587,665	588,254
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	193,042	193,048

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.91%, 02/20/2045 (a)(b)	$630,002	$625,191

		32,131,865

Total Non-Agency Mortgage-Backed Securities		32,131,865

CORPORATE BONDS (25.3%)
BELGIUM (0.4%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.90%, 02/01/2046	1,170,000	1,322,111

CANADA (2.3%)
Commercial Banks (1.8%)
Canadian Imperial Bank of Commerce (USD), 2.10%, 10/05/2020	2,089,000	2,062,242
Royal Bank of Canada (USD), 2.15%, 10/26/2020	1,187,000	1,174,254
Toronto-Dominion Bank (The) (USD), 1.90%, 10/24/2019	2,220,000	2,198,352

		5,434,848

Diversified Financial Services (0.5%)
Federation des Caisses Desjardins du Quebec (USD), 2.25%, 10/30/2020 (b)	1,480,000	1,462,081

		6,896,929

CHILE (0.3%)
Electric Utilities (0.3%)
Celeo Redes Operacion Chile SA (USD), 5.20%, 06/22/2047 (b)	1,038,000	1,052,272

NETHERLANDS (0.6%)
Electric Utilities (0.6%)
Enel Finance International NV (USD), 3.63%, 05/25/2027 (b)	2,000,000	1,956,163

SPAIN (0.4%)
Commercial Banks (0.4%)
Banco Santander SA (USD), 3.50%, 04/11/2022	1,200,000	1,211,095

SUPRANATIONAL (1.5%)
Supranational (1.5%)
International Finance Corp. (AUD), 2.80%, 08/15/2022	5,444,000	4,403,711

SWEDEN (1.1%)
Commercial Banks (1.1%)
Skandinaviska Enskilda Banken AB (USD), 2.63%, 03/15/2021	1,938,000	1,925,836
Svenska Handelsbanken AB (USD), 2.45%, 03/30/2021	1,477,000	1,464,927

		3,390,763

SWITZERLAND (1.0%)
Commercial Banks (0.5%)
UBS Group Funding Switzerland AG (USD), 2.86%, 08/15/2023 (b)	1,707,000	1,670,063

Metals & Mining (0.5%)
Glencore Funding LLC (USD), 4.00%, 04/16/2025 (b)	1,360,000	1,368,323

		3,038,386

UNITED KINGDOM (0.7%)
Commercial Banks (0.7%)
Santander UK Group Holdings PLC (USD), 3.57%, 01/10/2023	1,960,000	1,966,223

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED STATES (17.0%)
Auto Manufacturers (1.2%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	$1,735,000	$2,417,225
General Motors Co. (USD), 5.00%, 04/01/2035	1,220,000	1,264,548

		3,681,773

Beverages (0.7%)
Diageo Investment Corp. (USD), 7.45%, 04/15/2035	1,477,000	2,169,655

Commercial Banks (5.8%)
Bank of America Corp. (USD), 3.82%, 01/20/2028	1,400,000	1,426,859
Citibank NA (USD), 1.85%, 09/18/2019	2,980,000	2,950,187
Citigroup, Inc. (USD), 8.13%, 07/15/2039	3,220,000	5,092,529
Citizens Financial Group, Inc. (USD), 5.16%, 06/29/2023	1,540,000	1,559,150
Goldman Sachs Group, Inc. (The) (USD), 4.25%, 10/21/2025	1,060,000	1,088,959
JPMorgan Chase & Co. (USD), 4.35%, 08/15/2021	1,910,000	2,006,956
Morgan Stanley (USD), 3.59%, 07/22/2028	1,420,000	1,404,671
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	2,100,000	2,162,678

		17,691,989

Computers & Peripherals (0.8%)
Apple, Inc. (USD), 3.75%, 11/13/2047	2,440,000	2,423,558

Diversified Financial Services (0.7%)
American Express Co. (USD), 2.20%, 10/30/2020	1,249,000	1,232,011
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	890,000	961,068

		2,193,079

Electric Utilities (1.1%)
Entergy Gulf States Louisiana LLC (USD), 6.00%, 05/01/2018	730,000	737,232
Nevada Power Co., Series N (USD), 6.65%, 04/01/2036	600,000	818,877
Southern Power Co., Series F (USD), 4.95%, 12/15/2046	1,590,000	1,722,661

		3,278,770

Energy Equipment & Services (0.8%)
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.60%, 11/01/2024	1,055,000	1,029,766
Sunoco Logistics Partners Operations LP (USD), 4.00%, 10/01/2027	1,520,000	1,487,341

		2,517,107

Healthcare Providers & Services (0.6%)
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	1,770,000	1,734,802

Insurance (0.9%)
American International Group, Inc. (USD), 6.25%, 05/01/2036	930,000	1,161,065
Brighthouse Financial, Inc. (USD), 3.70%, 06/22/2027 (b)	1,515,000	1,455,415

		2,616,480

Internet (1.2%)
Amazon.com, Inc. (USD), 4.05%, 08/22/2047 (b)	934,000	969,124
eBay, Inc. (USD), 2.75%, 01/30/2023	2,710,000	2,647,622

		3,616,746

Media (0.5%)
Comcast Corp. (USD), 4.00%, 11/01/2049	1,345,000	1,341,179

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Oil & Gas Services (0.3%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 144A (USD), 4.08%, 12/15/2047 (b)	$910,000	$899,453

Oil, Gas & Consumable Fuels (1.4%)
Chevron Corp. (USD), 1.37%, 03/02/2018	1,360,000	1,359,837
Exxon Mobil Corp. (USD), 1.31%, 03/06/2018	540,000	539,870
HollyFrontier Corp. (USD), 5.88%, 04/01/2026	1,273,000	1,409,751
Marathon Oil Corp. (USD), 5.20%, 06/01/2045	890,000	993,626

		4,303,084

Semiconductors (0.6%)
Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD), 3.00%, 01/15/2022 (b)	1,732,000	1,700,825

Software (0.4%)
Electronic Arts, Inc. (USD), 3.70%, 03/01/2021	1,265,000	1,298,752

		51,467,252

Total Corporate Bonds		76,704,905

MUNICIPAL BONDS (4.7%)
UNITED STATES (4.7%)
CALIFORNIA (2.4%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	1,620,000	2,206,845
Regents of the University of California Medical Center Pooled Revenue
Series H (USD), 6.55%, 05/15/2048	1,800,000	2,491,074
Series F (USD), 6.58%, 05/15/2049	670,000	916,640
University of California Revenue Bonds (USD), 4.06%, 05/15/2033	1,560,000	1,621,090

		7,235,649

CONNECTICUT (1.1%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	2,880,000	3,416,170

MASSACHUSETTS (0.4%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series E (USD), 4.20%, 12/01/2021	1,200,000	1,250,304

PENNSYLVANIA (0.8%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds)
Series B (USD), 4.65%, 02/15/2026	1,050,000	1,119,405
(USD), 5.35%, 05/01/2030	1,300,000	1,375,270

		2,494,675

		14,396,798

Total Municipal Bonds		14,396,798

GOVERNMENT BONDS (7.6%)
MALAYSIA (1.0%)
Malaysia Government Bond, Series 0317 (MYR), 4.76%, 04/07/2037	5,810,000	1,514,394
Malaysia Government Investment Issue (MYR), 3.95%, 04/14/2022	5,870,000	1,509,185

		3,023,579

RUSSIA (1.5%)
Russian Federal Bond - OFZ
Series 6212 (RUB), 7.05%, 01/19/2028	83,320,000	1,476,288

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

(RUB), 7.70%, 03/23/2033	$166,400,000	$3,043,493

		4,519,781

SOUTH AFRICA (1.0%)
Republic of South Africa Government Bond, Series R186 (ZAR), 10.50%, 12/21/2026	16,730,000	1,588,652
South Africa Government Bond, Series R186 (ZAR), 10.50%, 12/21/2026	16,730,000	1,588,653

		3,177,305

SUPRANATIONAL (2.0%)
International Bank for Reconstruction & Development (NZD), 3.38%, 01/25/2022	3,256,000	2,443,929
International Finance Corp. (NZD), 3.63%, 05/20/2020	4,642,000	3,511,416

		5,955,345

SWEDEN (1.1%)
Sweden Government International Bond (USD), 1.00%, 02/27/2018 (b)	3,250,000	3,248,609

THAILAND (1.0%)
Thailand Government Bond
(THB), 3.65%, 06/20/2031	44,450,000	1,557,960
(THB), 3.40%, 06/17/2036	45,880,000	1,553,190

		3,111,150

Total Government Bonds		23,035,769

U.S. AGENCIES (2.2%)
UNITED STATES (2.2%)
Federal Home Loan Mortgage Corp.
Series 2016-HQA4, Class M2 (USD), 1-month USD LIBOR + 1.300%, 2.86%, 04/25/2029 (a)	1,635,000	1,661,356
Series 2017-DNA3, Class M1, (USD), 1-month USD LIBOR + 0.750%, 2.31%, 03/25/2030 (a)	1,028,744	1,035,069
Federal National Mortgage Association, Series 2017-C06, Class 2M1, 1-month USD LIBOR + 0.750%, (USD), 2.31%, 02/25/2030 (a)	1,319,877	1,323,979
Structured Agency Credit Risk
Series 2015-DNA1, Class M2, (USD), 1-month USD LIBOR + 1.850%, 3.41%, 10/25/2027 (a)	1,270,000	1,300,407
Series 2016-DNA3, Class M2, (USD), 1-month USD LIBOR + 2.000%, 3.56%, 12/25/2028 (a)	1,342,000	1,367,276

		6,688,087

Total U.S. Agencies		6,688,087

U.S. TREASURIES (17.1%)
UNITED STATES (17.1%)
Treasury Inflation Protected Security
(USD), 0.13%, 04/15/2022 (c)	3,194,982	3,148,462
(USD), 0.38%, 07/15/2027 (c)	3,171,658	3,112,939
(USD), 0.88%, 02/15/2047 (c)(d)	2,409,137	2,462,070
U.S. Treasury Bond
(USD), 4.50%, 05/15/2038	5,020,000	6,300,492
(USD), 2.88%, 11/15/2046	1,825,500	1,801,612
(USD), 2.75%, 08/15/2047	4,944,000	4,753,579
U.S. Treasury Note
(USD), 1.38%, 09/30/2019	5,238,900	5,177,097
(USD), 1.75%, 11/30/2019	3,115,100	3,093,927
(USD), 1.63%, 10/15/2020	3,958,700	3,892,515
(USD), 1.75%, 11/15/2020	3,645,400	3,596,273

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 1.88%, 09/30/2022	$4,097,100	$3,982,509
(USD), 2.00%, 10/31/2022	350,000	341,920
(USD), 2.13%, 12/31/2022	2,010,000	1,972,548
(USD), 2.25%, 08/15/2027	8,626,400	8,284,377

		51,920,320

Total U.S. Treasuries		51,920,320

AGENCY MORTGAGE-BACKED SECURITIES (14.3%)
UNITED STATES (14.3%)
Federal Home Loan Mortgage Corp.
(USD), 2.50%, 11/01/2031	1,649,830	1,626,264
(USD), 3.00%, 02/01/2032	1,828,163	1,839,566
(USD), 5.00%, 10/01/2041	643,579	693,778
(USD), 4.00%, 03/01/2042	1,243,901	1,295,106
(USD), 4.50%, 07/01/2042	2,578,132	2,724,892
(USD), 3.00%, 02/01/2043	581,070	572,919
(USD), 3.50%, 02/01/2044	2,292,826	2,326,862
(USD), 12-month USD LIBOR + 1.623%, 3.06%, 02/01/2045 (a)	971,928	977,347
(USD), 3.50%, 03/01/2046	955,548	966,418
(USD), 3.50%, 05/01/2046	1,366,609	1,382,170
(USD), 4.00%, 06/01/2046	746,677	771,972
(USD), 3.00%, 12/01/2046	1,419,049	1,392,905
(USD), 4.00%, 03/01/2047	962,829	996,924
(USD), 4.50%, 04/01/2047	1,235,791	1,302,088
Federal National Mortgage Association
(USD), 3.00%, 01/01/2030	1,829,152	1,840,772
(USD), 3.50%, 08/01/2031	1,054,806	1,081,371
(USD), 2.50%, 01/01/2032	1,140,880	1,124,385
(USD), 4.00%, 06/01/2043	854,654	889,016
(USD), 4.00%, 11/01/2043	928,579	961,292
(USD), 12-month USD LIBOR + 1.600%, 3.06%, 01/01/2045 (a)	1,423,247	1,440,253
(USD), 3.50%, 06/01/2045	916,063	929,166
(USD), 3.50%, 06/01/2046	2,755,848	2,790,184
(USD), 4.00%, 07/01/2046	1,168,685	1,207,881
(USD), 4.50%, 09/01/2046	948,880	1,010,365
(USD), 3.00%, 11/01/2046	1,243,328	1,219,430
(USD), 4.50%, 01/01/2047	1,020,098	1,076,275
(USD), 4.00%, 02/01/2047	1,285,681	1,329,456
(USD), 3.00%, 03/01/2047	2,874,662	2,827,426
(USD), 12-month USD LIBOR + 1.602%, 2.90%, 06/01/2047 (a)	1,170,449	1,174,416
Government National Mortgage Association (USD), 3.00%, 02/01/2048	3,022,000	2,991,780
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%,
(USD), 2.12%, 12/08/2020 (a)	761,868	765,921

		43,528,600

Total Agency Mortgage-Backed Securities		43,528,600

SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	7,055,356	7,055,356

Total Short-Term Investment		7,055,356

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Total Investments (Cost $313,803,125)—103.2%	313,351,906

Liabilities in Excess of Other Assets—(3.2)%	(9,737,214)

Net Assets—100.0%	$303,614,692

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2018.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Inflation linked security.
(d)	Sinkable security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLC	Public Limited Company
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)		Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
90 Day Eurodollar Time Deposit	UBS	119	06/18/2018	$29,288,838	$29,125,250	$(163,588)
Australian 3 Year Bond	UBS	50	03/15/2018	4,426,347	4,471,748	10,521
United States Treasury Note 6%—10 year	UBS	142	03/20/2018	17,532,953	17,264,094	(268,859)
United States Treasury Note 6%—2 year	UBS	56	03/29/2018	12,000,828	11,941,125	(59,703)
United States Treasury Note 6%—5 year	UBS	132	03/29/2018	15,321,891	15,141,844	(180,047)

						$(661,676)

SHORT CONTRACT POSITIONS
United States Treasury Note 6%—Long
Bond	UBS	6	03/20/2018	$(891,562)	$886,875	$4,688
United States Treasury Note 6%—Ultra Long	UBS	46	03/20/2018	(7,609,013)	7,449,125	159,888

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

United States Treasury Note 6%—Ultra Long	UBS	115	03/20/2018	(15,200,386)	$14,973,359	$227,026

$391,602

$(270,074)

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
03/27/2018	Royal Bank of Canada	AUD	1,480,266	USD	1,186,258	$1,192,592	$6,334
British Pound/United States Dollar
04/05/2018	HSBC Bank	GBP	2,249,000	USD	3,129,747	3,201,093	71,346
04/19/2018	JPMorgan Chase	GBP	2,197,000	USD	3,126,292	3,128,786	2,494
Canadian Dollar/United States Dollar
04/05/2018	Goldman Sachs	CAD	3,817,000	USD	3,088,040	3,105,538	17,498
Chilean Peso/United States Dollar
02/06/2018	Barclays Bank	CLP	1,852,947,000	USD	3,056,660	3,073,529	16,869
04/24/2018	Citibank	CLP	928,536,500	USD	1,535,278	1,538,757	3,479
04/24/2018	Goldman Sachs	CLP	928,536,500	USD	1,535,278	1,538,757	3,479
Colombian Peso/United States Dollar
04/12/2018	Citibank	COP	8,838,992,000	USD	3,058,898	3,100,318	41,420
Czech Koruna/United States Dollar
04/25/2018	Royal Bank of Canada	CZK	62,402,000	USD	3,096,240	3,079,035	(17,205)
Hong Kong Dollar/United States Dollar
02/20/2018	UBS	HKD	51,339,000	USD	6,583,537	6,565,659	(17,878)
Indian Rupee/United States Dollar
04/03/2018	HSBC Bank	INR	193,694,000	USD	3,035,242	3,021,747	(13,495)
Indonesian Rupiah/United States Dollar
04/03/2018	Citibank	IDR	41,266,996,000	USD	3,058,627	3,079,638	21,011
Israeli Shekel/United States Dollar
04/20/2018	Barclays Bank	ILS	10,456,000	USD	3,089,846	3,068,884	(20,962)
Japanese Yen/United States Dollar
05/01/2018	JPMorgan Chase	JPY	331,160,000	USD	3,063,752	3,049,487	(14,265)
Mexican Peso/United States Dollar
02/06/2018	UBS	MXN	60,183,000	USD	3,069,124	3,231,489	162,365
04/16/2018	Barclays Bank	MXN	57,732,000	USD	3,042,507	3,064,643	22,136
04/26/2018	HSBC Bank	MXN	56,277,000	USD	2,978,811	2,982,392	3,581
New Russian Ruble/United States Dollar
04/12/2018	Barclays Bank	RUB	173,842,000	USD	3,036,412	3,065,805	29,393
Norwegian Krone/United States Dollar
04/10/2018	HSBC Bank	NOK	24,696,000	USD	3,106,611	3,210,435	103,824
Polish Zloty/United States Dollar
04/09/2018	HSBC Bank	PLN	10,555,000	USD	3,069,424	3,157,363	87,939
04/11/2018	Royal Bank of Canada	PLN	10,642,000	USD	3,099,691	3,183,448	83,757
South African Rand/United States Dollar
02/05/2018	Royal Bank of Canada	ZAR	38,517,000	USD	3,103,082	3,249,913	146,831
04/16/2018	HSBC Bank	ZAR	37,689,540	USD	3,054,331	3,147,257	92,926
South Korean Won/United States Dollar
02/12/2018	Barclays Bank	KRW	3,252,904,000	USD	3,080,986	3,042,352	(38,634)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

Thai Baht/United States Dollar
02/09/2018	Westpac Banking Corp.	THB	49,514,313	USD	1,571,349	$1,581,144	$9,795

						$74,660,061	$804,038

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
03/27/2018	HSBC Bank	USD	2,548,527	AUD	3,226,273	$2,599,281	$(50,754)
03/27/2018	Royal Bank of Canada	USD	3,053,790	AUD	3,782,392	3,047,325	6,465
United States Dollar/British Pound
04/05/2018	Royal Bank of Canada	USD	3,059,563	GBP	2,249,000	3,201,093	(141,530)
04/19/2018	Royal Bank of Canada	USD	3,115,669	GBP	2,197,000	3,128,786	(13,117)
United States Dollar/Canadian Dollar
04/05/2018	UBS	USD	3,064,800	CAD	3,817,000	3,105,538	(40,738)
United States Dollar/Chilean Peso
02/06/2018	Barclays Bank	USD	3,055,652	CLP	1,852,947,000	3,073,529	(17,877)
United States Dollar/Colombian Peso
04/12/2018	Citibank	USD	3,064,837	COP	8,838,992,000	3,100,318	(35,481)
United States Dollar/Indian Rupee
04/03/2018	HSBC Bank	USD	3,027,888	INR	193,694,000	3,021,747	6,141
04/16/2018	Barclays Bank	USD	3,018,439	INR	195,127,000	3,039,639	(21,200)
United States Dollar/Indonesian Rupiah
04/03/2018	Barclays Bank	USD	1,540,618	IDR	20,633,498,000	1,539,819	799
04/03/2018	Citibank	USD	1,540,618	IDR	20,633,498,000	1,539,819	799
United States Dollar/Israeli Shekel
04/20/2018	HSBC Bank	USD	3,057,239	ILS	10,394,000	3,050,687	6,552
04/20/2018	UBS	USD	3,056,773	ILS	10,456,000	3,068,884	(12,111)
United States Dollar/Japanese Yen
05/01/2018	Westpac Banking Corp.	USD	3,048,028	JPY	331,160,000	3,049,487	(1,459)
United States Dollar/Mexican Peso
02/06/2018	Goldman Sachs	USD	3,108,479	MXN	60,183,000	3,231,489	(123,010)
04/16/2018	Goldman Sachs	USD	3,049,824	MXN	57,732,000	3,064,643	(14,819)
04/26/2018	HSBC Bank	USD	2,979,297	MXN	56,277,000	2,982,392	(3,095)
United States Dollar/New Russian Ruble
04/12/2018	Barclays Bank	USD	3,055,219	RUB	173,842,000	3,065,805	(10,586)
United States Dollar/New Zealand Dollar
05/01/2018	Westpac Banking Corp.	USD	5,953,259	NZD	8,128,214	5,985,329	(32,070)
United States Dollar/Norwegian Krone
04/10/2018	Citibank	USD	3,143,797	NOK	24,696,000	3,210,435	(66,638)
United States Dollar/Polish Zloty
04/09/2018	Royal Bank of Canada	USD	3,033,471	PLN	10,555,000	3,157,363	(123,892)
04/11/2018	HSBC Bank	USD	3,129,523	PLN	10,642,000	3,183,448	(53,925)
United States Dollar/South African Rand
02/05/2018	Royal Bank of Canada	USD	3,088,370	ZAR	38,517,000	3,249,913	(161,543)
04/16/2018	Barclays Bank	USD	1,499,990	ZAR	18,860,803	1,574,968	(74,978)
04/16/2018	Goldman Sachs	USD	3,018,816	ZAR	36,314,000	3,032,393	(13,577)
04/16/2018	HSBC Bank	USD	1,492,551	ZAR	18,828,737	1,572,290	(79,739)
United States Dollar/South Korean Won
02/12/2018	Goldman Sachs	USD	3,032,446	KRW	3,252,904,000	3,042,352	(9,906)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Total Return Bond Fund

United States Dollar/Thai Baht
02/09/2018	Barclays Bank	USD	3,082,124	THB	99,028,627	$3,162,288	$(80,164)

						$83,081,060	$(1,161,453)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (92.6%)
ARGENTINA (0.9%)
Aeropuertos Argentina 2000 SA (USD), 6.88%, 02/01/2027 (a)	$1,160,000	$1,240,400
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	1,031,000	1,087,674
IRSA Propiedades Comerciales SA (USD), 8.75%, 03/23/2023 (a)	535,000	596,776

		2,924,850

AUSTRALIA (0.2%)
FMG Resources August 2006 Pty Ltd. (USD), 4.75%, 05/15/2022 (a)	611,000	620,165

BRAZIL (3.6%)
Azul Investments LLP, 144A (USD), 5.88%, 10/26/2024 (a)	988,000	983,060
Banco do Brasil SA (USD), 9.00%, 06/18/2024 (a)(b)	2,000,000	2,159,400
JBS USA LUX SA / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	3,230,000	3,198,379
Petrobras Global Finance BV
(USD), 5.30%, 01/27/2025 (a)	2,985,000	3,003,656
(USD), 8.75%, 05/23/2026	2,000,000	2,406,700

		11,751,195

CANADA (5.7%)
Gateway Casinos & Entertainment Ltd. (USD), 8.25%, 03/01/2024 (a)	3,725,000	4,013,687
GFL Environmental, Inc.
(USD), 9.88%, 02/01/2021 (a)	3,235,000	3,412,925
(USD), 5.63%, 05/01/2022 (a)	280,000	289,800
MEG Energy Corp.
(USD), 6.38%, 01/30/2023 (a)	5,164,000	4,441,040
(USD), 6.50%, 01/15/2025 (a)	1,014,000	991,185
Taseko Mines Ltd. (USD), 8.75%, 06/15/2022 (a)	1,733,000	1,806,653
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	526,000	544,410
Telesat Canada / Telesat LLC (USD), 8.88%, 11/15/2024 (a)	2,885,000	3,209,562

		18,709,262

CHILE (0.4%)
Latam Finance Ltd. (USD), 6.88%, 04/11/2024 (a)	1,172,000	1,242,320

CHINA (0.2%)
eHi Car Services Ltd., REGS (USD), 5.88%, 08/14/2022 (a)	585,000	583,653

DOMINICAN REPUBLIC (0.6%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It
(USD), 7.95%, 05/11/2026 (a)	1,765,000	1,908,406

EL SALVADOR (0.1%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	488,750

FRANCE (2.6%)
SFR Group SA (USD), 6.00%, 05/15/2022 (a)	3,983,000	3,887,209
SFR Group SA
(EUR), 5.38%, 05/15/2022 (a)	1,075,000	1,363,999
(USD), 7.38%, 05/01/2026 (a)	978,000	963,330
SPCM SA (USD), 4.88%, 09/15/2025 (a)	2,455,000	2,461,138

		8,675,676

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

GEORGIA (0.2%)
BGEO Group JSC (USD), 6.00%, 07/26/2023 (a)	$500,000	$522,110

GERMANY (2.6%)
Nidda BondCo GmbH, 144A (EUR), 5.00%, 09/30/2025 (a)	305,000	376,994
Nidda Healthcare Holding GmbH, 144A (EUR), 3.50%, 09/30/2024 (a)	623,000	779,480
PrestigeBidCo GmbH (EUR), 6.25%, 12/15/2023 (a)	837,000	1,107,763
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)(c)	1,970,458	2,495,350
Senvion Holding GmbH (EUR), 3.88%, 10/25/2022 (a)	3,256,000	3,789,830

		8,549,417

GUATEMALA (0.1%)
Industrial Senior Trust (USD), 5.50%, 11/01/2022 (a)	500,000	505,000

INDIA (0.5%)
Vedanta Resources PLC, 144A (USD), 6.13%, 08/09/2024 (a)	1,776,000	1,791,925

ITALY (0.4%)
Wind Tre SpA, 144A (USD), 5.00%, 01/20/2026 (a)	1,606,000	1,457,638

JERSEY (2.6%)
LHC3 PLC, 144A (EUR), 4.13%, 08/15/2024 (a)(d)	784,000	1,000,386
Lincoln Finance Ltd., REGS (EUR), 6.88%, 04/15/2021 (a)	1,800,000	2,332,561
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	3,920,000	5,106,631

		8,439,578

KAZAKHSTAN (0.4%)
KazMunayGas National Co. JSC (USD), 7.00%, 05/05/2020 (a)	500,000	537,103
Nostrum Oil & Gas Finance BV (USD), 8.00%, 07/25/2022 (a)	650,000	687,648

		1,224,751

LUXEMBOURG (2.7%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,960,000	2,035,950
Altice Finco SA (USD), 8.13%, 01/15/2024 (a)	950,000	978,500
ARD Finance SA (USD), 7.13%, 09/15/2023 (d)	1,200,000	1,248,000
Galapagos SA, REGS (EUR), 5.38%, 06/15/2021 (a)	1,500,000	1,825,078
Intralot Capital Luxembourg SA, 144A (EUR), 5.25%, 09/15/2024 (a)	1,625,000	2,042,737
Kleopatra Holdings 1 SCA (EUR), 8.50%, 06/30/2023 (a)(d)	762,000	907,367

		9,037,632

MAURITIUS (0.2%)
HTA Group Ltd., REGS (USD), 9.13%, 03/08/2022 (a)	560,000	596,288

MEXICO (1.0%)
Axtel SAB de CV, 144A (USD), 6.38%, 11/14/2024 (a)	996,000	1,033,350
Cemex SAB de CV (USD), 7.75%, 04/16/2026 (a)	903,000	1,022,647
Elementia SAB de CV (USD), 5.50%, 01/15/2025 (a)	611,000	623,532
Grupo Posadas SAB de CV (USD), 7.88%, 06/30/2022 (a)	575,000	598,000

		3,277,529

NETHERLANDS (2.3%)
Constellium, 144A (USD), 5.88%, 02/15/2026 (a)	313,000	319,260
Constellium NV (USD), 6.63%, 03/01/2025 (a)	2,344,000	2,472,920
ING Groep NV (USD), 6.50%, 04/16/2025 (b)	2,027,000	2,184,092
Ziggo Secured Finance BV (USD), 5.50%, 01/15/2027 (a)	2,620,000	2,600,350

		7,576,622

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

NETHERLANDS (0.4%)
VEON Holdings BV (USD), 4.95%, 06/16/2024 (a)	$1,174,000	$1,178,696

NIGERIA (0.7%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	1,075,000	1,146,237
United Bank for Africa PLC (USD), 7.75%, 06/08/2022 (a)	575,000	600,427
Zenith Bank PLC (USD), 7.38%, 05/30/2022 (a)	596,000	627,588

		2,374,252

PARAGUAY (0.2%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	500,000	520,000

PERU (0.5%)
InRetail Consumer (USD), 5.25%, 10/10/2021 (a)	1,290,000	1,330,313
InRetail Shopping Malls (USD), 6.50%, 07/09/2021 (a)	282,000	293,562

		1,623,875

REPUBLIC OF IRELAND (1.3%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
(USD), 7.25%, 05/15/2024 (a)	2,235,000	2,401,955
(GBP), 4.75%, 07/15/2027 (a)	656,000	937,578
C&W Senior Financing DAC, 144A (USD), 6.88%, 09/15/2027 (a)	879,000	926,246

		4,265,779

RUSSIA (1.3%)
Credit Bank of Moscow Via CBOM Finance PLC (USD), 5.88%, 11/07/2021 (a)	580,000	604,255
Evraz Group SA (USD), 6.50%, 04/22/2020 (a)	1,100,000	1,161,600
Global Ports Finance PLC (USD), 6.87%, 01/25/2022 (a)	500,000	533,750
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	500,000	524,709
Metalloinvest Finance DAC (USD), 5.63%, 04/17/2020 (a)	500,000	521,448
Sberbank of Russia Via SB Capital SA (USD), 6.13%, 02/07/2022 (a)	1,030,000	1,117,418

		4,463,180

SLOVENIA (0.3%)
United Group BV (EUR), 4.38%, 07/01/2022 (a)	820,000	1,046,835

SOUTH AFRICA (0.6%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(e)	2,017,000	2,115,329

SPAIN (1.6%)
Codere Finance 2 Luxembourg SA, (EUR), 6.75%, 11/01/2021 (a)	2,326,000	3,029,984
Haya Finance 2017 SA, 144A (EUR), 5.25%, 11/15/2022 (a)	1,099,000	1,373,332
Obrascon Huarte Lain SA (EUR), 5.50%, 03/15/2023 (a)	629,000	804,246

		5,207,562

SWEDEN (1.1%)
Unilabs Subholding AB, REGS (EUR), 5.75%, 05/15/2025 (a)	3,000,000	3,761,698

SWITZERLAND (0.5%)
UBS Group AG (USD), 7.00%, 02/19/2025 (a)(b)	1,339,000	1,513,070

TURKEY (0.7%)
Akbank Turk AS (USD), 7.20%, 03/16/2027 (a)	949,000	990,519
Turkiye Halk Bankasi A.S. (USD), 5.00%, 07/13/2021 (a)	500,000	481,422
Turkiye Sise ve Cam Fabrikalari A.S. (USD), 4.25%, 05/09/2020 (a)	500,000	502,513
Yasar Holding A.S. (USD), 8.88%, 05/06/2020 (a)	500,000	507,038

		2,481,492

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

UKRAINE (0.2%)
MHP SE (USD), 8.25%, 04/02/2020 (a)	$500,000	$543,250

UNITED ARAB EMIRATES (0.3%)
Shelf Drilling Holdings Ltd. (USD), 8.25%, 02/15/2025 (a)	998,000	1,009,228

UNITED KINGDOM (9.0%)
Boparan Finance PLC, REGS (GBP), 5.25%, 07/15/2019 (a)	775,000	1,096,257
Brighthouse Group PLC (GBP), 7.88%, 05/15/2018 (a)	2,000,000	2,214,965
Cabot Financial Luxembourg SA, REGS (GBP), 8.38%, 08/01/2020 (a)	502,000	739,849
Corral Petroleum Holdings AB (EUR), 11.75%, 05/15/2021 (a)(d)	2,290,000	3,132,013
CPUK Finance Ltd. (GBP), 4.25%, 02/28/2047 (a)	750,000	1,086,180
CYBG PLC (GBP), 8.00%, 12/08/2022 (a)(b)	2,640,000	4,042,787
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,272,895
Inmarsat Finance PLC (USD), 4.88%, 05/15/2022 (a)	1,562,000	1,550,285
Jaguar Land Rover Automotive PLC, REGS (GBP), 5.00%, 02/15/2022 (a)	630,000	971,611
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	1,150,000	1,228,315
Nationwide Building Society (GBP), 6.88%, 06/20/2019 (a)(b)	1,280,000	1,914,279
Ocado Group PLC (GBP), 4.00%, 06/15/2024 (a)	811,000	1,159,940
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	1,078,000	1,446,415
Saga PLC, REGS (GBP), 3.38%, 05/12/2024 (a)	811,000	1,099,542
TVL Finance PLC (GBP), 8.50%, 05/15/2023 (a)	713,600	1,099,327
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	1,754,100	2,596,407
William Hill PLC, REGS (GBP), 4.25%, 06/05/2020 (a)	1,500,000	2,206,787

		29,857,854

UNITED STATES (46.3%)
Airxcel, Inc. (USD), 8.50%, 02/15/2022 (a)	2,624,000	2,791,280
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
(USD), 6.63%, 06/15/2024	1,256,000	1,193,200
(USD), 5.75%, 03/15/2025	3,096,000	2,763,180
Alliance Data Systems Corp.
(USD), 5.88%, 11/01/2021 (a)	1,125,000	1,155,938
(EUR), 5.25%, 11/15/2023 (a)	375,000	487,692
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	2,693,000	2,756,959
AMC Entertainment Holdings, Inc. (GBP), 6.38%, 11/15/2024	2,834,000	4,041,558
APTIM Corp. (USD), 7.75%, 06/15/2025 (a)	3,556,000	3,287,878
Aramark Services, Inc., 144A (USD), 5.00%, 02/01/2028 (a)	429,000	437,580
Ascend Learning LLC, 144A (USD), 6.88%, 08/01/2025 (a)	739,000	764,865
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
(USD), 5.50%, 04/01/2023	2,427,000	2,445,202
(USD), 6.38%, 04/01/2024 (a)	978,000	1,001,472
(USD), 5.25%, 03/15/2025 (a)	423,000	415,598
Axalta Coating Systems LLC (USD), 4.88%, 08/15/2024 (a)	870,000	898,275
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	3,944,000	4,091,900
Calpine Corp. (USD), 5.75%, 01/15/2025	4,080,000	3,865,800
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 5.75%, 02/15/2026 (a)	3,033,000	3,139,155
(USD), 5.50%, 05/01/2026 (a)	332,000	338,640
Cengage Learning, Inc. (USD), 9.50%, 06/15/2024 (a)	4,206,000	3,985,185
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	176,000	121,880
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025 (a)	1,647,000	1,675,823
Cheniere Energy Partners LP, 144A (USD), 5.25%, 10/01/2025 (a)	419,000	426,856
Citgo Holding, Inc. (USD), 10.75%, 02/15/2020 (a)	2,069,000	2,213,830
Diamond BC BV (EUR), 5.63%, 08/15/2025 (a)	833,000	1,017,560
Diebold Nixdorf, Inc. (USD), 8.50%, 04/15/2024	451,000	476,482

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (f)	$1,500,000	$—
Dynegy, Inc.
(USD), 7.38%, 11/01/2022	1,940,000	2,049,416
144A (USD), 8.13%, 01/30/2026 (a)	949,000	1,046,557
EMI Music Publishing Group North America Holdings, Inc. (USD), 7.63%, 06/15/2024 (a)	3,130,000	3,443,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
(USD), 6.00%, 07/15/2023 (a)	3,606,000	2,826,202
(USD), 5.88%, 10/15/2024 (a)	200,000	203,000
Equinix, Inc. (USD), 5.88%, 01/15/2026	1,780,000	1,891,250
Frontier Communications Corp. (USD), 6.88%, 01/15/2025	2,395,000	1,502,863
GCP Applied Technologies, Inc. (USD), 9.50%, 02/01/2023 (a)	1,000,000	1,102,500
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (g)	7,200,000	—
(USD), 8.38%, 07/15/2049 (g)	3,550,000	—
Golden Nugget, Inc., 144A (USD), 8.75%, 10/01/2025 (a)	2,725,000	2,908,937
Goldman Sachs Group, Inc. (The), Series M, (USD), 5.38%, 05/10/2020 (b)	1,835,000	1,894,637
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (USD), 7.38%, 12/15/2023 (a)	400,000	426,000
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	3,430,000	3,181,325
HD Supply, Inc. (USD), 5.75%, 04/15/2024 (a)	2,691,000	2,879,370
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	2,628,000	2,706,840
JPMorgan Chase & Co., Series CC, FRN (USD), 4.63%, 11/01/2022 (b)	1,975,000	1,919,700
Lennar Corp. (USD), 4.50%, 04/30/2024	624,000	631,051
Level 3 Financing, Inc.
(USD), 5.38%, 08/15/2022	2,729,000	2,769,935
(USD), 5.38%, 01/15/2024	1,000,000	995,000
Meredith Corp., 144A (USD), 6.88%, 02/01/2026 (a)	1,703,000	1,743,446
Moss Creek Resources Holdings, Inc., 144A (USD), 7.50%, 01/15/2026 (a)	1,509,000	1,571,246
Motors Liquidation Co. (USD), 8.80%, 03/01/2021 (g)	14,578,000	—
MPT Operating Partnership LP / MPT Finance Corp. (USD), 5.00%, 10/15/2027	1,133,000	1,121,897
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	2,550,000	2,579,720
Neiman Marcus Group Ltd., LLC (USD), 8.00%, 10/15/2021 (a)	3,118,000	1,987,725
New Enterprise Stone & Lime Co., Inc. (USD), 10.13%, 04/01/2022 (a)	1,805,000	1,960,681
NRG Energy, Inc. (USD), 7.25%, 05/15/2026	928,000	1,010,685
Oasis Petroleum, Inc.
(USD), 6.50%, 11/01/2021	993,000	1,014,101
(USD), 6.88%, 01/15/2023	4,270,000	4,398,100
Park-Ohio Industries, Inc. (USD), 6.63%, 04/15/2027	224,000	239,120
PBF Holding Co. LLC / PBF Finance Corp. (USD), 7.25%, 06/15/2025	1,500,000	1,580,025
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023	1,767,000	1,837,680
PetSmart, Inc.
(USD), 7.13%, 03/15/2023 (a)	2,476,000	1,556,785
(USD), 5.88%, 06/01/2025 (a)	105,000	80,850
(USD), 8.88%, 06/01/2025 (a)	469,000	296,643
Plastipak Holdings, Inc., 144A (USD), 6.25%, 10/15/2025 (a)	520,000	539,500
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	1,890,000	1,845,113
Prestige Brands, Inc. (USD), 6.38%, 03/01/2024 (a)	428,000	440,840
Radiate Holdco LLC / Radiate Finance, Inc., 144A (USD), 6.88%, 02/15/2023 (a)	512,000	514,560
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)	4,500,000	4,196,250
Sable International Finance Ltd., REGS (USD), 6.88%, 08/01/2022 (a)	1,760,000	1,854,600
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023	2,315,000	2,019,837
Scientific Games International, Inc. (USD), 7.00%, 01/01/2022 (a)	1,897,000	2,001,335
Service Corp. International (USD), 5.38%, 05/15/2024	3,904,000	4,104,080
Sprint Corp. (USD), 7.88%, 09/15/2023	2,325,000	2,462,570
Staples, Inc., 144A (USD), 8.50%, 09/15/2025 (a)	950,000	917,938
Summit Materials LLC / Summit Materials Finance Corp. (USD), 5.13%, 06/01/2025 (a)	24,000	24,450
T-Mobile USA, Inc. (USD), 6.00%, 04/15/2024	2,671,000	2,839,513

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

Tenet Healthcare Corp.
(USD), 6.75%, 06/15/2023	$3,506,000	$3,453,761
(USD), 4.63%, 07/15/2024 (a)	1,417,000	1,392,203
TransDigm, Inc. (USD), 6.50%, 07/15/2024	935,000	961,881
Ultra Resources, Inc. (USD), 6.88%, 04/15/2022 (a)	2,180,000	2,201,800
United Rentals North America, Inc. (USD), 5.50%, 07/15/2025	4,725,000	4,984,875
Valeant Pharmaceuticals International, Inc. (EUR), 4.50%, 05/15/2023 (a)	4,000,000	4,446,258
Valvoline, Inc. (USD), 5.50%, 07/15/2024	2,055,000	2,162,887
Warrior Met Coal, Inc., 144A (USD), 8.00%, 11/01/2024 (a)	796,000	837,790
Weight Watchers International, Inc., 144A (USD), 8.63%, 12/01/2025 (a)	1,325,000	1,417,750
WR Grace & Co-Conn (USD), 5.63%, 10/01/2024 (a)	1,830,000	1,971,825
Zayo Group LLC / Zayo Capital, Inc. (USD), 6.00%, 04/01/2023	1,873,000	1,952,602

		152,694,293

VENEZUELA (0.3%)
Petroleos de Venezuela SA (USD), 6.00%, 05/16/2024 (a)(c)(f)	5,000,000	1,175,000

Total Corporate Bonds		305,714,160

BANK LOANS (1.9%)
FRANCE (0.4%)
Financiere Sun S.A.S., 2017 EUR Term Loan B (EUR), 3.25%, 03/14/2023	1,000,000	1,244,964

NETHERLANDS (0.3%)
TMF Group Holding B.V., 2017 EUR 2nd Lien Term Loan (EUR), 0.00%, 12/08/2025	750,000	932,714

UNITED KINGDOM (0.8%)
IWH UK Midco Limited, 2017 Term Loan B (EUR), 0.00%, 11/28/2024	2,000,000	2,485,429

UNITED STATES (0.4%)
Charah, LLC, 2017 Term Loan (USD), 7.71%, 10/25/2024	1,333,333	1,346,666

Total Bank Loans		6,009,773

SHORT-TERM INVESTMENT (6.8%)
UNITED STATES (6.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(h)	22,557,059	22,557,059

Total Short-Term Investment		22,557,059

Total Investments (Cost $328,542,141) —101.3%		334,280,992

Liabilities in Excess of Other Assets—(1.3)%		(4,189,752)

Net Assets—100.0%		$330,091,240

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.64% of net assets as of January 31, 2018.
(f)	Security is in default.
(g)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Global High Income Fund

(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
USD	U.S. Dollar

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
03/01/2018	Barclays Bank	GBP	50,500	USD	68,484	$71,774	$3,290
03/01/2018	Royal Bank of Canada	GBP	4,425,500	USD	6,209,982	6,289,777	79,795
Euro/United States Dollar
02/12/2018	HSBC Bank	EUR	5,537,000	USD	6,718,267	6,878,802	160,535
02/12/2018	Royal Bank of Canada	EUR	1,721,000	USD	2,047,566	2,138,056	90,490
02/12/2018	UBS	EUR	6,319,500	USD	7,729,127	7,850,928	121,801

						$23,229,337	$455,911

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
03/01/2018	Barclays Bank	USD	36,639,996	GBP	27,231,000	$38,702,277	$(2,062,281)
03/01/2018	Royal Bank of Canada	USD	858,112	GBP	638,000	906,763	(48,651)
03/01/2018	UBS	USD	738,357	GBP	544,000	773,164	(34,807)
United States Dollar/Euro
02/12/2018	Goldman Sachs	USD	1,194,889	EUR	1,000,000	1,242,334	(47,445)
02/12/2018	HSBC Bank	USD	771,807	EUR	649,000	806,275	(34,468)
02/12/2018	Royal Bank of Canada	USD	45,785,870	EUR	39,233,000	48,740,479	(2,954,609)
02/12/2018	UBS	USD	4,970,082	EUR	4,138,500	5,141,398	(171,316)

						$96,312,690	$(5,353,577)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

January 31, 2018 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” size that may be affected at lower or higher prices than institutional round lot trades. Short-term Fixed Income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Notes to Statements of Investments (continued)

January 31, 2018 (unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser, concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended January 31, 2018, Select International Equity Fund and Select International Equity Fund II had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2018 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at January 31, 2018. During the period ended January 31, 2018, Global High Income Fund and Total Return Bond Fund had no transfers between levels. For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Select International Equity Fund	$—	$2,128,744	$—
Select International Equity Fund II	—	937,186	—

Notes to Statements of Investments (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)		Total ($)
Select International Equity Fund
Investments in Securities
Common Stocks	39,144,894	152,765,406	—	(1)	191,910,300
Government Bonds	—	—	—	(1)	—
Preferred Stocks	5,698,617	13,516,070	—		19,214,687
Short-Term Investment	593,073	—	—		593,073

	45,436,584	166,281,476	—		211,718,060

1	Represents a security that is fair valued at zero pursuant to procedures approved by the Fund’s Board of Trustees.

Investments, at Value	Level 1	Level 2	Level 3	Total
Select International Equity Fund II
Investments in Securities
Common Stocks	17,108,538	66,127,535	—	83,236,073
Preferred Stocks	2,687,638	5,935,950	—	8,623,588
Short-Term Investment	940,828	—	—	940,828

	20,737,004	72,063,485	—	92,800,489

Investments, at Value	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	32,450,069	—	32,450,069
Commercial Mortgage-Backed Securities	—	25,440,137	—	25,440,137
Non-Agency Mortgage-Backed Securities	—	32,131,865	—	32,131,865
Corporate Bonds	—	76,704,905	—	76,704,905
Municipal Bonds	—	14,396,798	—	14,396,798
Government Bonds	—	23,035,769	—	23,035,769
U.S. Agencies	—	6,688,087	—	6,688,087
U.S. Treasuries	—	51,920,320	—	51,920,320
Agency Mortgage-Backed Securities	—	43,528,600	—	43,528,600
Short-Term Investment	7,055,356	—	—	7,055,356
Other Financial Instruments
Assets
Futures Contracts	402,123	—	—	402,123
Forward Foreign Currency Exchange Contracts	—	947,233	—	947,233
Liabilities
Futures Contracts	(672,197)	—	—	(672,197)
Forward Foreign Currency Exchange Contracts	—	(1,304,648)	—	(1,304,648)

	6,785,282	305,939,135	—	312,724,417

Notes to Statements of Investments (concluded)

January 31, 2018 (unaudited)

Investments, at Value	Level 1	Level 2	Level 3		Total
Global High Income Fund
Investments in Securities
Corporate Bonds	—	305,714,160	—	(1)	305,714,160
Bank Loans	—	6,009,773	—		6,009,773
Short-Term Investment	22,557,059	—	—		22,557,059
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	480,861	—		480,861
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,378,527)	—		(5,378,527)

	22,557,059	306,826,267	—		329,383,326

1	Represents a security that is fair valued at zero pursuant to procedures approved by the Fund’s Board of Trustees.

Amounts listed as “–” are $0 or round to $0.

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2018

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2018
BANK LOANS
Italy	$2,940,129	$3,250	$(408,222)	$454,621	$—	(2,989,778)	$—	$—	$—	$—
CORPORATE BONDS
United States	—	—	—	—	—	—	—	—	—	—

TOTAL	$2,940,129	$3,250	$(408,222)	$454,621	$—	$(2,989,778)	$—	$—	$—	$—

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Bank Loans

As of January 31, 2018, none of the Funds held unfunded commitments or bridge loans.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry, Principal Executive Officer March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry, Principal Executive Officer March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer March 29, 2018